CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,237,838	$ 191,089	¥ 808,865
Restricted cash	360,500	55,652	0
Short-term investments, including marketable securities measured at fair value of nil and RMB 506,407 as of December 31, 2014 and 2015, respectively	533,215	82,314	26,615
Accounts receivable, net of allowance of RMB5,977 and RMB5,559 as of December 31, 2014 and 2015, respectively	93,956	14,504	89,243
Amounts due from a related party	16,157	2,494	16,293
Prepaid rent	429,588	66,317	385,158
Inventories	24,529	3,787	29,882
Other current assets	167,995	25,934	160,582
Deferred tax assets	98,200	15,160	80,026
Total current assets	2,961,978	457,251	1,596,664
Property and equipment, net	3,805,886	587,527	3,907,343
Intangible assets, net	144,812	22,355	104,537
Long-term investments, including marketable securities measured at fair value of RMB137,943 and RMB166,546 as of December 31, 2014 and 2015, respectively	356,578	55,046	229,005
Goodwill	108,344	16,726	64,654
Other assets	195,446	30,172	197,233
Deferred tax assets	120,477	18,598	83,470
Total assets	7,693,521	1,187,675	6,182,906
Current liabilities:
Short-term debt	324,680	50,122	0
Accounts payable	585,347	90,362	640,691
Amounts due to related parties	7,653	1,181	6,403
Salary and welfare payables	210,955	32,566	186,051
Deferred revenue	705,607	108,927	514,268
Accrued expenses and other current liabilities	576,160	88,944	313,017
Dividends payable	276,261	42,647	0
Income tax payable	102,810	15,871	59,630
Deferred tax liabilities	1,465	226	701
Total current liabilities	2,790,938	430,846	1,720,761
Deferred rent	945,192	145,912	830,414
Deferred revenue	180,861	27,920	155,395
Amounts due to related parties	0	0	4,083
Other long-term liabilities	275,954	42,600	215,762
Deferred tax liabilities	59,828	9,237	37,778
Total liabilities	¥ 4,252,773	$ 656,515	¥ 2,964,193
Commitments and contingencies (Note 20)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 250,747,255 and 253,978,323 shares issued as of December 31, 2014 and 2015, and 250,747,255 and 250,881,559 shares outstanding as of December 31, 2014 and 2015, respectively)	¥ 186	$ 29	¥ 184
Treasury shares (nil and 3,096,764 shares as of December 31 2014 and 2015, respectively)	(107,331)	(16,569)	0
Additional paid-in capital	2,470,099	381,318	2,381,568
Retained earnings	1,007,559	155,540	847,220
Accumulated other comprehensive income (loss)	59,596	9,200	(12,008)
Total China Lodging Group, Limited shareholders' equity	3,430,109	529,518	3,216,964
Noncontrolling interest	10,639	1,642	1,749
Total equity	3,440,748	531,160	3,218,713
Total liabilities and equity	¥ 7,693,521	$ 1,187,675	¥ 6,182,906